INVESTMENT PROPERTIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Investment properties
Investment properties at beginning of period		¥ 1,503,266	¥ 1,156,006
Additions			44,063
Transfer from property, plant and equipment (note 7)		78,135	179,564
Transfer from right-of-use assets (note 20)		45,885	239,765
Disposals		(1,005)	(89,486)
Depreciation		(24,405)	(26,559)	¥ (22,229)
Impairment loss			(87)
Investment properties at end of period	$ 245,498	1,601,876	1,503,266	1,156,006
Cost
Investment properties
Investment properties at beginning of period		1,668,048
Investment properties at end of period		1,823,560	1,668,048
Accumulated amortization and impairment
Investment properties
Investment properties at beginning of period		(164,782)
Investment properties at end of period		(221,684)	(164,782)
Buildings
Investment properties
Investment properties at beginning of period		414,168	235,974
Additions			44,063
Transfer from property, plant and equipment (note 7)		78,135	179,564
Disposals			(36,949)
Depreciation		(10,814)	(8,484)
Investment properties at end of period		481,489	414,168	235,974
Buildings | At fair values
Investment properties
Investment properties at beginning of period		1,071,000
Investment properties at end of period		926,000	1,071,000
Buildings | Cost
Investment properties
Investment properties at beginning of period		508,705
Investment properties at end of period		601,850	508,705
Buildings | Accumulated amortization and impairment
Investment properties
Investment properties at beginning of period		(94,537)
Investment properties at end of period		(120,361)	(94,537)
Ownership certificates of investment properties
Investment properties
Investment properties at beginning of period		255,000
Investment properties at end of period		¥ 59,000	¥ 255,000
Carrying value to total asset value (as a percent)	0.03%	0.03%	0.13%
Land use right
Investment properties
Investment properties at beginning of period		¥ 1,089,098	¥ 920,032
Transfer from right-of-use assets (note 20)		45,885	239,765
Disposals		(1,005)	(52,537)
Depreciation		(13,591)	(18,075)
Impairment loss			(87)
Investment properties at end of period		1,120,387	1,089,098	¥ 920,032
Land use right | At fair values
Investment properties
Investment properties at beginning of period		1,269,000
Investment properties at end of period		1,296,000	1,269,000
Land use right | Cost
Investment properties
Investment properties at beginning of period		1,159,343
Investment properties at end of period		1,221,710	1,159,343
Land use right | Accumulated amortization and impairment
Investment properties
Investment properties at beginning of period		(70,245)
Investment properties at end of period		¥ (101,323)	¥ (70,245)